Redeemable non-controlling interests (Details) ¥ in Thousands, $ in Thousands			1 Months Ended			12 Months Ended
	Sep. 16, 2020 CNY (¥)	Apr. 29, 2020 CNY (¥)	Nov. 30, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2018 CNY (¥)
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interests			¥ 1,600,000			¥ 4,691,287	¥ 1,455,787		$ 718,971	¥ 1,269,900
Deadlock period						60 days
Percentage of simple interest on original issue price considered in redemption price						10.00%
Redemption value						¥ 104,270	126,590	¥ 63,297
Cash consideration			¥ 1,600,000			15,000
Cash investments received								14,500
Accretion of redeemable non-controlling interests to redemption value						¥ 0	¥ 0	¥ 13,667,291
NIO China
Redeemable Noncontrolling Interest [Line Items]
Percentage of ownership interest held (as a percent)						86.476%			86.476%
Minority interest (in percentage)	8.612%
Cash investments received	¥ 2,000,000			¥ 5,000,000	¥ 5,000,000
Period to submit application for a Qualified Initial Public Offering						48 months
Period to complete the Qualified Initial Public Offering						60 months
Annual interest rate (as a percent)						8.50%			8.50%
Accretion of redeemable non-controlling interests to redemption value						¥ 207,400
Strategic Investors | NIO China
Redeemable Noncontrolling Interest [Line Items]
Cash injected		¥ 7,000,000
Cash investments received	¥ 511,500